GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 93.4%
Bond Funds – 53.8%
6,024	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	$ 295,839
19,518	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	878,115
78,053	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	3,250,907
1,604	Invesco Senior Loan ETF	33,395
5,321	Vanguard Long-Term Treasury ETF	337,138
6,907	Vanguard Short-Term Treasury ETF	400,192

		5,195,586

Foreign Stock Funds – 15.4%
3,993	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	116,436
5,762	Goldman Sachs ActiveBeta International Equity ETF(a)	169,979
4,051	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	165,418
17,899	Goldman Sachs MarketBeta International Equity ETF(a)	859,147
1,663	iShares Global Infrastructure ETF	79,674
1,710	iShares MSCI EAFE Small-Cap ETF	97,470

		1,488,124

Stock Funds – 24.2%
256	Alerian MLP ETF	10,253
6,483	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	525,901
31,969	Goldman Sachs MarketBeta U.S. Equity ETF(a)	1,770,763

Shares	Description	Value

Exchange Traded Funds – (continued)
Stock Funds – (continued)
173	Health Care Select Sector SPDR Fund	$ 24,050

		2,330,967

TOTAL EXCHANGE TRADED FUNDS (Cost $9,346,397)		$9,014,677

Shares	Dividend Rate	Value

Investment Company(a) – 5.0%
Goldman Sachs Financial Square Government Fund - Class R6
478,033	3.727%	$ 478,033
(Cost $478,033)

TOTAL INVESTMENTS – 98.4% (Cost $9,824,430)		$9,492,710

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		157,599

NET ASSETS – 100.0%		$9,650,309

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2	12/16/22	$188,750	$3,567

Investment Abbreviations:
ETF	— Exchange Traded Fund
MLP	— Master Limited Partnership
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 91.5%
Bond Funds – 48.7%
6,067	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	$ 297,950
18,231	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	820,213
77,386	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	3,223,127
2,191	Invesco Senior Loan ETF	45,617
5,757	Vanguard Long-Term Treasury ETF	364,763
7,744	Vanguard Short-Term Treasury ETF	448,687

		5,200,357

Foreign Stock Funds – 17.3%
5,943	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	173,298
8,376	Goldman Sachs ActiveBeta International Equity ETF(a)	247,092
4,233	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	172,850
20,540	Goldman Sachs MarketBeta International Equity ETF(a)	985,914
3,351	iShares Global Infrastructure ETF	160,546
1,956	iShares MSCI EAFE Small-Cap ETF	111,492

		1,851,192

Stock Funds – 25.5%
285	Alerian MLP ETF	11,414
5,686	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	461,248
283	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	16,567

Shares	Description	Value

Exchange Traded Funds – (continued)
Stock Funds – (continued)
39,782	Goldman Sachs MarketBeta U.S. Equity ETF(a)	$ 2,203,525
185	Health Care Select Sector SPDR Fund	25,719

		2,718,473

TOTAL EXCHANGE TRADED FUNDS (Cost $10,333,444)		$ 9,770,022

Shares	Dividend Rate	Value

Investment Company(a) – 5.8%
Goldman Sachs Financial Square Government Fund - Class R6
615,915	3.727%	$ 615,915
(Cost $615,915)

TOTAL INVESTMENTS – 97.3% (Cost $10,949,359)		$10,385,937

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%		286,322

NET ASSETS – 100.0%		$10,672,259

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	3	12/16/22	$283,125	$3,463

Investment Abbreviations:
ETF	— Exchange Traded Fund
MLP	— Master Limited Partnership
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 93.0%
Bond Funds – 39.4%
3,928	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	$ 192,904
12,835	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	577,447
46,013	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	1,916,441
1,007	Invesco Senior Loan ETF	20,966
4,385	Vanguard Long-Term Treasury ETF	277,834
5,478	Vanguard Short-Term Treasury ETF	317,395

		3,302,987

Foreign Stock Funds – 21.7%
6,644	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	193,739
7,249	Goldman Sachs ActiveBeta International Equity ETF(a)	213,845
4,719	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	192,695
18,282	Goldman Sachs MarketBeta International Equity ETF(a)	877,531
3,824	iShares Global Infrastructure ETF	183,208
2,692	iShares MSCI EAFE Small-Cap ETF	153,444

		1,814,462

Stock Funds – 31.9%
228	Alerian MLP ETF	9,131
6,495	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	526,874
602	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	35,241

Shares	Description	Value

Exchange Traded Funds – (continued)
Stock Funds – (continued)
37,533	Goldman Sachs MarketBeta U.S. Equity ETF(a)	$2,078,953
193	Health Care Select Sector SPDR Fund	26,831

		2,677,030

TOTAL EXCHANGE TRADED FUNDS (Cost $7,829,976)		$7,794,479

Shares	Dividend Rate	Value

Investment Company(a) – 4.3%
Goldman Sachs Financial Square Government Fund - Class R6
356,881	3.727%	$ 356,881
(Cost $356,881)

TOTAL INVESTMENTS – 97.3% (Cost $8,186,857)		$8,151,360

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%		228,071

NET ASSETS – 100.0%		$8,379,431

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2	12/16/22	$188,750	$3,567

Investment Abbreviations:
ETF	— Exchange Traded Fund
MLP	— Master Limited Partnership
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 92.4%
Bond Funds – 26.6%
3,730	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	$ 183,180
8,603	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	387,049
41,957	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	1,747,509
4,355	Vanguard Long-Term Treasury ETF	275,933
6,617	Vanguard Short-Term Treasury ETF	383,389

		2,977,060

Foreign Stock Funds – 26.3%
7,159	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	208,756
13,460	Goldman Sachs ActiveBeta International Equity ETF(a)	397,070
8,820	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	360,155
31,504	Goldman Sachs MarketBeta International Equity ETF(a)	1,512,183
5,852	iShares Global Infrastructure ETF	280,369
3,263	iShares MSCI EAFE Small-Cap ETF	185,991

		2,944,524

Stock Funds – 39.5%
289	Alerian MLP ETF	11,575
11,206	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	909,031
1,369	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	80,141

Shares	Description	Value

Exchange Traded Funds – (continued)
Stock Funds – (continued)
61,517	Goldman Sachs MarketBeta U.S. Equity ETF(a)	$ 3,407,427
165	Health Care Select Sector SPDR Fund	22,938

		4,431,112

TOTAL EXCHANGE TRADED FUNDS (Cost $10,629,501)		$10,352,696

Shares	Dividend Rate	Value

Investment Company(a) – 4.9%
Goldman Sachs Financial Square Government Fund - Class R6
546,202	3.727%	$ 546,202
(Cost $546,202)

TOTAL INVESTMENTS – 97.3% (Cost $11,175,703)		$10,898,898

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%		304,027

NET ASSETS – 100.0%		$11,202,925

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	3	12/16/22	$283,125	$3,463

Investment Abbreviations:
ETF	— Exchange Traded Fund
MLP	— Master Limited Partnership
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 89.6%
Bond Funds – 14.6%
4,398	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	$ 215,986
3,169	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	142,573
16,706	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	695,805
9	iShares JP Morgan EM Local Currency Bond ETF	312
3,529	Vanguard Long-Term Treasury ETF	223,597
4,384	Vanguard Short-Term Treasury ETF	254,009

		1,532,282

Foreign Stock Funds – 28.9%
8,370	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	244,069
12,434	Goldman Sachs ActiveBeta International Equity ETF(a)	366,803
10,221	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	417,363
34,906	Goldman Sachs MarketBeta International Equity ETF(a)	1,675,478
4,399	iShares Global Infrastructure ETF	210,756
2,113	iShares MSCI EAFE Small-Cap ETF	120,441

		3,034,910

Stock Funds – 46.1%
279	Alerian MLP ETF	11,174
11,559	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	937,666
2,328	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	136,281

Shares	Description	Value

Exchange Traded Funds – (continued)
Stock Funds – (continued)
67,140	Goldman Sachs MarketBeta U.S. Equity ETF(a)	$ 3,718,884
183	Health Care Select Sector SPDR Fund	25,441

		4,829,446

TOTAL EXCHANGE TRADED FUNDS (Cost $9,204,320)		$ 9,396,638

Shares	Dividend Rate	Value

Investment Company(a) – 6.7%
Goldman Sachs Financial Square Government Fund - Class R6
702,120	3.727%	$ 702,120
(Cost $702,120)

TOTAL INVESTMENTS – 96.3% (Cost $9,906,440)		$10,098,758

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.7%		391,558

NET ASSETS – 100.0%		$10,490,316

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	3	12/16/22	$283,125	$3,463

Investment Abbreviations:
ETF	— Exchange Traded Fund
MLP	— Master Limited Partnership
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 88.4%
Bond Funds – 5.9%
2,770	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	$ 136,034
3,455	Vanguard Long-Term Treasury ETF	218,909
3,718	Vanguard Short-Term Treasury ETF	215,421

		570,364

Foreign Stock Funds – 32.5%
10,020	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	292,183
10,464	Goldman Sachs ActiveBeta International Equity ETF(a)	308,688
10,037	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	409,850
37,315	Goldman Sachs MarketBeta International Equity ETF(a)	1,791,109
3,709	iShares Global Infrastructure ETF	177,698
2,552	iShares MSCI EAFE Small-Cap ETF	145,464

		3,124,992

Stock Funds – 50.0%
263	Alerian MLP ETF	10,533
11,531	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	935,395
2,819	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	165,024
66,181	Goldman Sachs MarketBeta U.S. Equity ETF(a)	3,665,766

Shares	Description	Value

Exchange Traded Funds – (continued)
Stock Funds – (continued)
190	Health Care Select Sector SPDR Fund	$ 26,414

		4,803,132

TOTAL EXCHANGE TRADED FUNDS (Cost $8,128,784)		$8,498,488

Shares	Dividend Rate	Value

Investment Company(a) – 8.9%
Goldman Sachs Financial Square Government Fund - Class R6
854,375	3.727%	$ 854,375
(Cost $854,375)

TOTAL INVESTMENTS – 97.3% (Cost $8,983,159)		$9,352,863

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%		258,232

NET ASSETS – 100.0%		$9,611,095

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	3	12/16/22	$283,125	$3,463

Investment Abbreviations:
ETF	— Exchange Traded Fund
MLP	— Master Limited Partnership
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 89.8%
Bond Funds – 5.8%
2,548	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	$ 125,132
3,199	Vanguard Long-Term Treasury ETF	202,689
3,577	Vanguard Short-Term Treasury ETF	207,251

		535,072

Foreign Stock Funds – 32.4%
9,471	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	276,174
12,408	Goldman Sachs ActiveBeta International Equity ETF(a)	366,036
8,003	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	326,794
34,938	Goldman Sachs MarketBeta International Equity ETF(a)	1,677,013
3,960	iShares Global Infrastructure ETF	189,724
2,907	iShares MSCI EAFE Small-Cap ETF	165,699

		3,001,440

Stock Funds – 51.6%
242	Alerian MLP ETF	9,692
10,921	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	885,912
3,813	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	223,213
65,711	Goldman Sachs MarketBeta U.S. Equity ETF(a)	3,639,732

Shares	Description	Value

Exchange Traded Funds – (continued)
Stock Funds – (continued)
171	Health Care Select Sector SPDR Fund	$ 23,773

		4,782,322

TOTAL EXCHANGE TRADED FUNDS (Cost $8,000,271)		$8,318,834

Shares	Dividend Rate	Value

Investment Company(a) – 7.5%
Goldman Sachs Financial Square Government Fund - Class R6
699,506	3.727%	$ 699,506
(Cost $699,506)

TOTAL INVESTMENTS – 97.3% (Cost $8,699,777)		$9,018,340

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%		248,131

NET ASSETS – 100.0%		$9,266,471

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2	12/16/22	$188,750	$3,567

Investment Abbreviations:
ETF	— Exchange Traded Fund
MLP	— Master Limited Partnership
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 92.1%
Bond Funds – 5.8%
2,428	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	$ 119,239
3,044	Vanguard Long-Term Treasury ETF	192,868
3,235	Vanguard Short-Term Treasury ETF	187,436

		499,543

Foreign Stock Funds – 33.8%
10,003	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	291,688
13,244	Goldman Sachs ActiveBeta International Equity ETF(a)	390,698
7,997	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	326,549
32,635	Goldman Sachs MarketBeta International Equity ETF(a)	1,566,470
4,085	iShares Global Infrastructure ETF	195,712
3,098	iShares MSCI EAFE Small-Cap ETF	176,586

		2,947,703

Stock Funds – 52.5%
231	Alerian MLP ETF	9,251
11,009	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	893,050
3,875	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	226,842
61,820	Goldman Sachs MarketBeta U.S. Equity ETF(a)	3,424,210

Shares	Description	Value

Exchange Traded Funds – (continued)
Stock Funds – (continued)
181	Health Care Select Sector SPDR Fund	$ 25,163
		4,578,516

TOTAL EXCHANGE TRADED FUNDS (Cost $7,688,155)		$8,025,762

Shares	Dividend Rate	Value

Investment Company(a) – 6.2%
Goldman Sachs Financial Square Government Fund - Class R6
545,441	3.727%	$ 545,441
(Cost $545,441)

TOTAL INVESTMENTS – 98.3% (Cost $8,233,596)		$8,571,203

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		145,192

NET ASSETS – 100.0%		$8,716,395

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2	12/16/22	$188,750	$3,567

Investment Abbreviations:
ETF	— Exchange Traded Fund
MLP	— Master Limited Partnership
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 89.6%
Bond Funds – 5.6%
2,831	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	$ 139,030
3,533	Vanguard Long-Term Treasury ETF	223,851
3,773	Vanguard Short-Term Treasury ETF	218,608

		581,489

Foreign Stock Funds – 32.7%
11,321	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	330,120
15,281	Goldman Sachs ActiveBeta International Equity ETF(a)	450,789
9,413	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	384,369
37,409	Goldman Sachs MarketBeta International Equity ETF(a)	1,795,621
4,760	iShares Global Infrastructure ETF	228,052
3,363	iShares MSCI EAFE Small-Cap ETF	191,691

		3,380,642

Stock Funds – 51.3%
268	Alerian MLP ETF	10,733
12,925	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,048,476
3,564	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	208,637
72,253	Goldman Sachs MarketBeta U.S. Equity ETF(a)	4,002,094

Shares	Description	Value

Exchange Traded Funds – (continued)
Stock Funds – (continued)
208	Health Care Select Sector SPDR Fund	$ 28,916

		5,298,856

TOTAL EXCHANGE TRADED FUNDS (Cost $8,861,239)		$ 9,260,987

Shares	Dividend Rate	Value

Investment Company(a) – 8.5%
Goldman Sachs Financial Square Government Fund - Class R6
882,081	3.727%	$ 882,081
(Cost $882,081)

TOTAL INVESTMENTS – 98.1% (Cost $9,743,320)		$10,143,068

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		195,107

NET ASSETS – 100.0%		$10,338,175

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	3	12/16/22	$283,125	$3,463

Investment Abbreviations:
ETF	— Exchange Traded Fund
MLP	— Master Limited Partnership
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of November 30, 2022:

TARGET DATE RETIREMENT

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$9,014,677	$—	$—
Investment Company	478,033	—	—

Total	$9,492,710	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$3,567	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TARGET DATE 2025

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$9,770,022	$—	$—
Investment Company	615,915	—	—

Total	$10,385,937	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$3,463	$—	$—
(a) Amount shown represents unrealized gain (loss) at period end.

TARGET DATE 2030

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,794,479	$—	$—
Investment Company	356,881	—	—

Total	$8,151,360	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$3,567	$—	$—
(a) Amount shown represents unrealized gain (loss) at period end.

TARGET DATE 2035

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$10,352,696	$—	$—
Investment Company	546,202	—	—

Total	$10,898,898	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$3,463	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TARGET DATE 2040

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$9,396,638	$—	$—
Investment Company	702,120	—	—

Total	$10,098,758	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$3,463	$—	$—
(a) Amount shown represents unrealized gain (loss) at period end.

TARGET DATE 2045

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$8,498,488	$—	$—
Investment Company	854,375	—	—

Total	$9,352,863	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$3,463	$—	$—
(a) Amount shown represents unrealized gain (loss) at period end.

TARGET DATE 2050

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$8,318,834	$—	$—
Investment Company	699,506	—	—

Total	$9,018,340	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$3,567	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TARGET DATE 2055

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$8,025,762	$—	$—
Investment Company	545,441	—	—

Total	$8,571,203	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$3,567	$—	$—
(a) Amount shown represents unrealized gain (loss) at period end.

TARGET DATE 2060

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$9,260,987	$—	$—
Investment Company	882,081	—	—

Total	$10,143,068	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$3,463	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives and other similar instruments (together, referred to in this paragraph as “derivatives”) may result in loss. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks refer to the risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. For example, in response to the outbreak of a novel strain of coronavirus (known as COVID-19), the U.S. Government passed the Coronavirus Aid, Relief and Economic Security Act in March 2020, which established loan programs for certain issuers impacted by COVID-19. Among other conditions, borrowers under these loan programs are generally restricted from paying dividends. The adoption of new legislation could further limit or restrict the ability of issuers to pay dividends. To the extent that dividend-paying securities are concentrated in only a few market sectors, the Fund may be subject to the risks of volatile economic cycles and/or conditions or developments that may be particular to a sector to a greater extent than if its investment. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. A sharp rise in interest rates or an economic downturn could cause an issuer to abruptly reduce or eliminate its dividend. This may limit the ability of the Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Portfolio invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s current expenses being allocated over a smaller asset base,

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect a Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Portfolio’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.